OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

NOTE 5:-	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2014	2013

Prepaid expenses	$258	$99
Government authorities	61	53
Security deposits	65	65
Royalty-bearing grants	93	86
Other	6	6

	$483	$309